Note 9 - Fair Value Measurement	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
9.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group's trading securities and available-for-sale securities as measured, held-to-maturity securities as disclosed are determined based on the discounted cash flow method.

The Group's financial assets measured or disclosed at fair value on a recurring basis were $2,639,589 and nil as of December 31, 2012 and 2013, respectively.

Fair value disclosure or measurement at December 31, 2012
	Fair value at December 31, 2012	Quoted price in active markets for identical asset (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Short-term investment:
Held-to-maturity securities	$2,639,589	-	$2,639,589	-

Fair value measurement
Trading securities	-	-	-	-
Available-for-sale securities	-	-	-	-

Total assets measured at fair value	-	-	-	-

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2012 and 2013, respectively:

	December 31,
	2012	2013
Beginning balance	$923,582	$-
Purchases	-	81,664,295
Redemption	(916,228)	(81,824,078)
Realized gain(loss)	(45,567)	127,835
Unrealized loss	38,185	-
Exchange difference	28	31,948

Ending balance	$-	$-

Fair value disclosed or measured on a non-recurring basis

The Group measured the fair value of acquired intangible assets using the income approach valuation methodology. These acquired intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these acquired assets.